OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of other receivables

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial assets:
Deposits	—	46	7

Others	32	3	—

Total	32	49	7